GOODWILL (Tables)	12 Months Ended
Mar. 31, 2023
Notes and other explanatory information [abstract]
Schedule of IPR&D projects

	As of March 31,
(In thousands)	2023	2022

Balance, beginning of year	$43,324	$43,324
Tarus goodwill	538	–
Loss on impairment	(43,862)	–
Balance, end of year	$–	$43,324